CASH AND CASH EQUIVALENTS (Schedule of Cash And Cash Equivalents) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents [abstract]
Cash on hand and in bank	$ 3,154	$ 3,623
Short-term bank deposits	1,101	6,964
Cash and cash equivalents	$ 4,255	$ 10,587	$ 12,990	$ 16,831